Deposits and other borrowings - Uninsured time deposits (Details) $ in Millions	Sep. 30, 2024 AUD ($)
Certificates of deposit
Deposits and other borrowings
Deposits in excess of insured amounts	$ 46,874
Certificates of deposit | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	15,288
Certificates of deposit | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	25,317
Certificates of deposit | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	6,247
Certificates of deposit | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	22
Term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	160,922
Term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	77,685
Term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	36,941
Term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	36,143
Term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	10,153
Interbank term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	3,596
Interbank term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	807
Interbank term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	1,891
Interbank term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	864
Interbank term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	34
Australia | Certificates of deposit
Deposits and other borrowings
Deposits in excess of insured amounts	33,215
Australia | Certificates of deposit | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	11,627
Australia | Certificates of deposit | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	20,405
Australia | Certificates of deposit | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	1,161
Australia | Certificates of deposit | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	22
Australia | Term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	120,976
Australia | Term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	61,500
Australia | Term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	23,100
Australia | Term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	28,351
Australia | Term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	8,025
Australia | Interbank term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	3,557
Australia | Interbank term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	802
Australia | Interbank term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	1,891
Australia | Interbank term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	857
Australia | Interbank term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	7
New Zealand | Certificates of deposit
Deposits and other borrowings
Deposits in excess of insured amounts	1,711
New Zealand | Certificates of deposit | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	1,532
New Zealand | Certificates of deposit | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	170
New Zealand | Certificates of deposit | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	9
New Zealand | Term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	36,245
New Zealand | Term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	14,463
New Zealand | Term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	12,914
New Zealand | Term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	6,848
New Zealand | Term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	2,020
Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits in excess of insured amounts	11,948
Other overseas | Certificates of deposit | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	2,129
Other overseas | Certificates of deposit | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	4,742
Other overseas | Certificates of deposit | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	5,077
Other overseas | Term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	3,701
Other overseas | Term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	1,722
Other overseas | Term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	927
Other overseas | Term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	944
Other overseas | Term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	108
Other overseas | Interbank term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	39
Other overseas | Interbank term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	5
Other overseas | Interbank term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	7
Other overseas | Interbank term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	$ 27